Acquisitions - Acquired In-process Research and Development of Cargenix (Details) - TNK Therapeutics - USD ($)		1 Months Ended
	Oct. 07, 2016	Aug. 31, 2015	Mar. 07, 2016
Common class A
Business Acquisition [Line Items]
Common stock to be issued, value			$ 4,000,000
CARgenix Holding LLC | Membership interest purchase agreement
Business Acquisition [Line Items]
Cash payment to acquire interest in subsidiaries and affiliates		$ 100.00
Minimum qualified financing		$ 50,000,000
Aggregate common stock to be issued (in shares)	309,917	309,917
CARgenix Holding LLC | Membership interest purchase agreement | Common class A
Business Acquisition [Line Items]
Common stock to be issued, value		$ 6,000,000